UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.


[INSERT SHAREHOLDER REPORT]

              --------------------------------------------------
                                 SMITH BARNEY
                                  MUNI FUNDS
                            LIMITED TERM PORTFOLIO
              --------------------------------------------------

        STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  SEPTEMBER 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

                    Letter from the Chairman...........  1
                    Schedule of Investments............  3
                    Statement of Assets and Liabilities 23
                    Statement of Operations............ 24
                    Statements of Changes in Net Assets 25
                    Notes to Financial Statements...... 26
                    Financial Highlights............... 33

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
Dear Shareholder,
In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate/i/ to just 1%, its lowest level since the Eisenhower Administration. Consequently, bond yields continued to decline from April through June. Meanwhile, many states have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues. Shortly after the Fed eased rates in June, the fixed-income markets experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought. Interest rates moved up sharply as a result. If rates were to continue rising, that would lead to higher levels of income from fixed-income securities. However, rising rates would lead to declining prices on outstanding bonds because prices move in the opposite direction of interest rates.

In this environment, the fund performed as follows:

Smith Barney Muni Funds: Limited Term Portfolio's Performance
For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 2.78%./1/ This compared with a return of 2.66% of the broad-based, unmanaged Lehman Brothers Municipal Bond Index/ii/, and 2.26% of the average of the fund's Lipper peer group of intermediate municipal debt funds, over the same period./2/

At times of uncertainty such as these, we believe that it is more important than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, bonds can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes may apply. Capital gains, if any, are fully taxable.

/1/Performance for the fund's other share classes can be found in the Financial
   Highlights section in this report. Performance for other share classes may vary.
/2/Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 147 funds in the Lipper intermediate municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

              1 Smith Barney Muni Funds | 2003 Semi-Annual Report

Consult your personal tax adviser for more details. Please work closely with your financial adviser to determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in achieving your long-term financial goals.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003




                             PERFORMANCE SNAPSHOT
                           AS OF SEPTEMBER 30, 2003
                         (not including sales charges)

                                                    6 Months
Class A Shares                                        2.78%
Lehman Brothers Municipal Bond Index                  2.66%
Average of Lipper intermediate municipal debt funds   2.26%

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

  The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

  Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 147 funds in the Lipper intermediate municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

  Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details.
The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 3 through 20 for a list and percentage breakdown of the fund's holdings.

/i/The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

              2 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2003


   FACE
  AMOUNT    RATING(a)                            SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Cogeneration Facilities -- 0.3%
$ 2,000,000 BB+++     Klamath Falls, OR Electric Revenue, Sr. Lien, (Klamath
                       Cogeneration Project), 5.750% due 1/1/13                       $   2,008,020
---------------------------------------------------------------------------------------------------
Education -- 10.7%
  5,000,000 AAA       Alabama State Public School and College Authority,
                       5.125% due 11/1/15 (b)                                             5,472,000
  1,165,000 NR        Allen Academy COP, 7.000% due 6/1/15 (b)                            1,121,825
  1,000,000 Aa2*      Arizona Educational Loan Marketing Corp., Education Loan
                       Revenue Bonds, 6.375% due 9/1/05 (b)(c)                            1,017,710
  1,000,000 AAA       Arizona State University Revenues, Revenue Bonds,
                       FGIC-Insured, 5.500% due 7/1/21 (b)                                1,105,810
  3,000,000 NR        Capital Projects Finance Authority, FL Student Housing Revenue,
                       Cafra Capital Corp., Series A, 7.750% due 8/15/20 (b)              3,042,870
  1,000,000 AAA       Carman-Ainsworth, MI Community School District GO,
                       FGIC-Insured, 5.500% due 5/1/19 (b)                                1,107,980
  2,500,000 Aaa*      Central Bucks, PA School District GO, FGIC-Insured,
                       5.500% due 5/15/19                                                 2,759,425
  1,070,000 A         Chester County, PA School Authority, School Lease Revenue,
                       5.375% due 6/1/17 (b)                                              1,182,500
  1,775,000 AAA       Chippewa Valley, MI Schools Administration Building,
                       Q-SBLF-Insured, 5.500% due 5/1/18                                  1,981,681
  3,000,000 AAA       Clark County, NV School District GO, Building and Renovation,
                       Series B, FGIC-Insured, 5.250% due 6/15/17                         3,242,790
  1,025,000 Baa3*     Colorado Educational & Cultural Facilities Authority Revenue,
                       Charter School, (Bromley East Project), Series A,
                       7.000% due 9/15/20                                                 1,066,041
  3,000,000 Aaa*      Cook Kane Lake & McHenry Counties, IL Community College,
                       District No. 512, William Rainey Harper College, Series A,
                       5.500% due 12/1/15                                                 3,393,240
  1,225,000 AAA       District of Columbia Revenue, Georgetown University, Capital
                       Appreciation Bonds, Series A, MBIA-Insured,
                       zero coupon due 4/1/19                                               552,095
  1,000,000 AAA       Fort Bend, TX GO, ISD, PSF, 5.500% due 2/15/16                      1,101,150
                      Greenville County, SC School District Installment Purchase
                       Revenue, Building Equity Sooner for Tomorrow:
  1,000,000 AA-          5.875% due 12/1/19                                               1,131,430
  3,000,000 AA-          6.000% due 12/1/21                                               3,398,070
    310,000 AAA       Greeneville, TN Health & Educational Facilities Board, Hospital
                       Revenue, Southern Adventist Health System,
                       8.700% due 10/1/09 (d)                                               372,068
  2,400,000 AA        Hillsborough County, FL Educational Facilities Authority
                       Revenue, Refunding, (University of Tampa Project),
                       Radian-Insured, 5.750% due 4/1/18                                  2,662,776


                      See Notes to Financial Statements.


              3 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                              SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Education -- 10.7% (continued)
$3,500,000 AAA       Hillsborough County, FL School District Sales Tax Revenue,
                      AMBAC-Insured, 5.375% due 10/1/15                                 $  3,889,725
   480,000 AAA       Illinois Educational Facilities Authority Revenue, Chicago College
                      of Osteopathic, 8.750% due 7/1/05 (d)                                  522,178
 1,000,000 AAA       Lawrence Township, IN Metropolitan School District, First
                      Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13                        1,250,580
 1,410,000 Aaa*      Logan Hocking, OH Local School District GO, Construction &
                      Improvement, MBIA-Insured, 5.500% due 12/1/16                        1,597,925
 4,000,000 NR        Los Angeles, CA Unified School District, RITES PA-1118,
                      MBIA-Insured, 9.185% due 1/1/11 (e)                                  4,941,600
                     Massachusetts State Health & Educational Facilities Authority
                      Revenue:
 1,000,000 AAA          Harvard University, Series Z, 5.000% due 1/15/16                   1,060,720
 1,300,000 AAA          University of Massachusetts, Series C, 5.500% due 10/1/18          1,454,427
 3,515,000 Aaa*      Midlothian, TX ISD, Capital Appreciation Bonds, PSFG,
                      zero coupon due 2/15/17                                              1,662,771
 1,075,000 AAA       Mishawaka, IN School Building Corp., First Mortgage,
                      AMBAC-Insured, 5.500% due 7/15/18                                    1,189,445
   130,000 AAA       Montana State University Revenue, MBIA-Insured,
                      10.000% due 11/15/08 (d)                                               158,839
   900,000 AAA       New Hampshire Health & Education Facilities Authority Revenue,
                      University System of New Hampshire, AMBAC-Insured,
                      5.375% due 7/1/16                                                    1,003,563
                     New York State Dormitory Authority Revenue:
 1,000,000 AAA         Columbia University, Series B, 5.250% due 7/1/17                    1,110,110
 1,780,000 AA          Marymount Manhattan College, Radian-Insured,
                        6.375% due 7/1/14                                                  2,097,338
 2,500,000 AAA         School Districts Financing Programs, Series D, MBIA-Insured,
                        5.500% due 10/1/17                                                 2,803,025
 1,715,000 AAA         State University Educational Facilities, MBIA-Insured,
                        6.000% due 5/15/15                                                 2,022,139
 1,330,000 A         North Forest ISD, ACA-Insured, 6.500% due 8/15/17 (b)                 1,611,335
                     Radford Court Properties, WA Student Housing Revenue,
                      MBIA-Insured:
 1,695,000 AAA          6.000% due 6/1/17                                                  1,981,319
 1,000,000 AAA          5.375% due 6/1/19                                                  1,084,280
 1,320,000 BBB-      Savannah, GA EDA, (College of Art & Design Inc. Project),
                      6.200% due 10/1/09                                                   1,486,901
 1,000,000 Baa3*     Texas State Student Housing Corp., Student Housing Revenue,
                      (Midwestern State University Project), 6.500% due 9/1/22             1,001,010
 2,000,000 AAA       Texas Technical University Revenues Financing System, Seventh
                      Series, MBIA-Insured, 5.500% due 8/15/18                             2,217,440
 1,960,000 AAA       University of Akron, OH General Receipts Bonds,
                      AMBAC-Insured, 5.250% due 1/1/17                                     2,101,140

                      See Notes to Financial Statements.

              4 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Education -- 10.7% (continued)
$1,085,000 AAA       University of Iowa Facilities Corp., (Medical Education &
                      Biomed Research Facilities Project), AMBAC-Insured,
                      5.375% due 6/1/18                                            $  1,174,057
 2,000,000 AAA       University of Texas Revenues Financing System, Series B,
                      5.375% due 8/15/18                                              2,192,420
 1,000,000 AAA       Utah State Board of Regents, Utah State University Hospital,
                      MBIA-Insured, 5.500% due 8/1/18                                 1,110,540
-----------------------------------------------------------------------------------------------
                                                                                     78,436,288
-----------------------------------------------------------------------------------------------
General Obligation -- 17.1%
 3,000,000 AA+       Anne Arundel County, MD GO, 5.375% due 3/1/14 (b)                3,392,670
 2,620,000 AA+       Austin, TX GO, Public Improvement,
                      5.500% due 9/1/19 (b)                                           2,850,848
 1,445,000 AA        Chesapeake VA GO, Public Improvement,
                      5.500% due 12/1/17 (b)                                          1,626,709
 4,000,000 AAA       Chicago, IL GO, Project & Refunding, Series A, AMBAC-Insured,
                      5.375% due 1/1/16 (b)                                           4,505,960
 1,500,000 AAA       Chicago, IL GO, Series A, FGIC-Insured, (Call 7/1/10 @ 101),
                      6.000% due 1/1/14 (f)                                           1,805,505
 2,415,000 AAA       Cicero, IL GO, MBIA-Insured, 5.625% due 12/1/16                  2,806,930
 2,240,000 AA        Clark County, NV GO, 5.375% due 6/1/15                           2,468,166
                     Connecticut State GO:
 5,000,000 AA          Series C, 5.000% due 12/15/11                                  5,620,200
 5,000,000 AA          Series D, 5.375% due 11/15/19                                  5,520,650
 1,000,000 AAA       Cranston, RI GO, FGIC-Insured, 6.375% due 11/15/14               1,206,830
 2,000,000 AAA       Delaware State, GO, Series A, 5.000% due 7/1/13                  2,198,900
 3,500,000 NR        Georgia State, GO, RITES-PA-1197-A, 5.575% due 4/1/09            4,720,870
 1,750,000 AAA       Greater Johnstown, PA GO, School District, Series B,
                      MBIA-Insured, 5.375% due 8/1/14                                 1,957,007
 3,000,000 AAA       Guilford County, NC GO, Public Improvement, Series B,
                      5.250% due 10/1/15                                              3,357,750
 1,000,000 AAA       Harlandale, TX GO, ISD, Refunding, PSFG,
                      6.000% due 8/15/16                                              1,172,010
 4,000,000 AAA       Hawaii State GO, Series CW, 5.375% due 8/1/15                    4,494,880
 1,000,000 AAA       Houston, TX GO, Public Improvement, FSA-Insured,
                      5.750% due 3/1/18                                               1,136,370
                     Illinois State GO, First Series:
 3,000,000 AA          5.250% due 12/1/11                                             3,408,510
 5,000,000 AAA         5.375% due 7/1/19                                              5,486,150
 2,440,000 AAA       Kane County, IL GO, FGIC-Insured, 5.500% due 1/1/15              2,752,027
   105,000 AAA       Loveland, CO GO, 8.875% due 11/1/05 (d)                            113,333
                     Massachusetts State GO, RITES, MBIA-Insured:
 3,500,000 AAA         Series PA 964-R, 9.113% due 11/1/09 (e)(f)                     4,654,090
 1,500,000 AAA         Series PA 993-R, 9.090% due 5/1/09 (e)(f)                      1,994,610

                      See Notes to Financial Statements.

              5 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                             SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
General Obligation -- 17.1% (continued)
$2,000,000 AA        Memphis, TN GO, General Improvement,
                      5.250% due 4/1/16                                                $  2,181,560
 2,635,000 Aa2*      Minnehaha County, SD GO, Limited Tax Certificates,
                      5.625% due 12/1/19                                                  2,937,366
 3,800,000 AAA       Mobile, AL GO, 10.875% due 11/1/07 (d)                               4,533,628
 1,800,000 AAA       Montgomery, TX GO, ISD, PSFG, 5.500% due 2/15/17                     2,001,042
 1,000,000 AAA       Mount Clemens, MI GO, Community School District,
                      Q-SBLF-Insured, 5.500% due 5/1/16                                   1,128,390
 3,320,000 Aa2*      Multnomah County, OR GO, Series A, 5.250% due 4/1/14                 3,642,770
 1,000,000 AA+       New Hampshire State GO, Capital Improvement,
                      Series A, 5.125% due 10/1/17                                        1,083,710
 2,500,000 A         New York City, NY GO, Series A, 6.250% due 8/1/08                    2,797,300
 3,000,000 AAA       North Carolina State GO, Public Improvement,
                      (Call 3/1/09 @ 102), Series A, 5.250% due 3/1/18 (b)(f)             3,479,130
 3,000,000 AAA       North Carolina State GO, Series A, 5.100% due 9/1/16 (b)             3,292,800
                     Pennsylvania State GO, Second Series:
 2,025,000 AA          5.250% due 10/15/13                                                2,269,094
 4,000,000 AAA         5.500% due 5/1/15                                                  4,606,520
 5,000,000 AAA         5.750% due 10/1/17                                                 5,725,900
                     Philadelphia, PA GO, School District:
                      Series A, FSA-Insured:
 2,000,000 AAA          5.500% due 2/1/20                                                 2,189,820
 1,865,000 AAA          5.500% due 2/1/21                                                 2,028,318
 2,000,000 AAA         Series B, 5.625% due 8/1/18                                        2,236,440
 2,000,000 AAA       Pierce County, WA GO, School District No. 10 Tacoma,
                      FGIC-Insured, 5.375% due 12/1/14                                    2,235,520
 2,000,000 AAA       Pittsfield, MA GO, MBIA-Insured, 5.500% due 4/15/17                  2,277,540
 1,000,000 AAA       Saraland, AL GO, MBIA-Insured, 5.250% due 1/1/14                     1,105,990
 2,000,000 AA-       Wisconsin State GO, Series B, 5.500% due 5/1/14 (b)                  2,257,080
 2,000,000 Aaa*      Woonsocket, RI GO, FGIC-Insured,
                      5.375% due 10/1/20 (b)                                              2,177,660
---------------------------------------------------------------------------------------------------
                                                                                        125,438,553
---------------------------------------------------------------------------------------------------
Hospitals -- 16.2%
 2,030,000 BBB       Arizona Health Facilities Authority Revenue, Catholic Healthcare
                      West, Series A, 6.125% due 7/1/09 (b)                               2,255,898
                     Arkansas State Development Financing Authority, Hospital
                      Revenue, Washington Regional Medical Center:
 1,500,000 BBB-         7.000% due 2/1/15 (b)                                             1,631,235
 2,500,000 BBB-         7.250% due 2/1/20 (b)                                             2,712,825
 1,000,000 AAA       Calcasieu Parish, LA Memorial Hospital Services District Revenue,
                      (Lake Charles Memorial Hospital Project), Series A,
                      CONNIE LEE-Insured, 7.500% due 12/1/05 (b)                          1,128,690


                      See Notes to Financial Statements.


              6 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                              SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
$  225,000 AAA       Camarillo, CA Hospital Revenue, Pleasant Valley Hospital Building
                      Corp., 9.700% due 12/15/07 (d)                                    $    264,161
 1,185,000 A         Carson City, NV Hospital Revenue, (Carson-Tahoe Hospital
                      Project), 6.000% due 9/1/14 (b)                                      1,320,374
 1,000,000 AA        Clackamas County, OR Hospital Facilities Authority Revenue,
                      Legacy Health System, 5.750% due 5/1/16                              1,096,060
                     Colorado Health Facilities Authority, Hospital Revenue Bonds:
   695,000 A-          Rocky Mountain Adventist Healthcare, 6.250% due 2/1/04                704,987
 1,075,000 NR          Weld County General Hospital Project, 9.375% due 7/1/09 (d)         1,321,390
 3,000,000 BBB       Cuyahoga County, OH Hospital Facilities Revenue, (Canton Inc.
                      Project), 6.750% due 1/1/10                                          3,370,590
 3,165,000 AAA       Duncanville, TX Hospital Authority, (Methodist Hospitals of Dallas
                      Project), 9.000% due 1/1/10 (d)                                      3,884,626
   510,000 AAA       Erie County, OH Hospital Improvement Revenue,
                      Sandusky Memorial Hospital, 8.750% due 1/1/06 (d)                      555,946
 1,305,000 AA        Fauquier County, VA IDA Hospital Revenue, Fauquier Hospital
                      Foundation Inc., Radian-Insured, 5.500% due 10/1/15                  1,484,842
 1,470,000 NR        Franklin County, OH Hospital Revenue, (Children's Hospital
                      Project), 10.375% due 6/1/13 (d)                                     2,032,451
                     Illinois Health Facilities Authority Revenue:
   705,000 AAA         Methodist Medical Center of Illinois Project,
                        9.000% due 10/1/10 (d)                                               856,899
 5,000,000 A           OSF Healthcare System, 6.250% due 11/15/19                          5,335,300
 1,140,000 A           Passavant Memorial Area Hospital, 6.250% due 10/1/17                1,219,013
    50,000 A           Victory Memorial Hospital Association Project,
                        7.500% due 10/1/06 (d)                                                54,288
 3,000,000 A1*       Iowa Finance Authority, Health Care Facilities Revenue,
                      Genesis Medical Center, 6.250% due 7/1/20                            3,175,230
 1,500,000 BBB       Klamath Falls, OR, Intercommunity Hospital Authority Revenue,
                      (Merle West Medical Center Project), 6.125% due 9/1/22               1,563,825
   990,000 AAA       Lake County, OH Hospital Improvement Revenue, (Lake County
                      Memorial Hospitals Project), 8.625% due 11/1/09 (d)                  1,183,357
 2,580,000 NR        Lee Memorial Health System Board of Directors,
                      FL Hospital Revenue, RITES, Series PA 1026R-B, FSA-Insured,
                      9.527% due 4/1/10 (e)                                                3,393,887
   340,000 AAA       Lima, OH Hospital Revenue, St. Rita's Medical Center,
                      7.500% due 11/1/06 (d)                                                 371,195
   390,000 NR        Los Angeles, CA COP, Hollywood Presbyterian Medical Center,
                      9.625% due 7/1/13 (d)                                                  531,500
   465,000 AAA       Louisiana Public Facilities Hospital Authority Revenue,
                      (Southern Baptist Hospital Inc. Project), AETNA-Insured,
                      8.000% due 5/15/12 (d)                                                 581,380
   870,000 AAA       Madison County, IN Hospital Facilities Authority Revenue,
                      (Community Hospital Anderson Project), 9.250% due 1/1/10 (d)         1,076,590


                      See Notes to Financial Statements.


              7 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
$1,900,000 BB-       Maplewood, MN Healthcare Facilities Revenue,
                      (Health East Project), 5.950% due 11/15/06                     $  1,900,798
                     Maricopa County, AZ Hospital Revenue:
   140,000 AAA         Intercommunity Healthcare, (Sun City Project),
                        8.625% due 1/1/10 (d)                                             169,799
                       St. Luke's Medical Center:
 1,495,000 AAA          8.750% due 2/1/10 (d)                                           1,827,279
   160,000 AAA          10.250% due 2/1/11 (d)                                            208,312
 1,000,000 A-        Marshall County, AL Health Care Authority Revenue, Series A,
                      6.250% due 1/1/22                                                 1,064,110
 1,000,000 A         Maryland State Health & Higher Educational Facilities Authority
                      Revenue, University of Maryland Medical System,
                      6.000% due 7/1/22                                                 1,066,400
                     Massachusetts State Health & Educational Facilities Authority
                      Revenue, Caritas Christi Obligated Group, Series B:
 2,000,000 BBB          6.500% due 7/1/12                                               2,073,920
 3,000,000 BBB          6.750% due 7/1/16                                               3,092,400
 1,000,000 BB        Miami Beach, FL Health Facilities Authority, Hospital Revenue,
                      Mt. Sinai Medical Center, Series A, 6.700% due 11/15/19             949,920
 1,000,000 A3*       Minneapolis, MN Health Care System Revenue,
                      Allina Health System, Series A, 6.000% due 11/15/18               1,091,560
 2,775,000 AA        Montgomery County, OH Revenue, Catholic Health Initiatives,
                      5.500% due 9/1/14                                                 2,990,423
 3,835,000 A-        New Hampshire Health & Education Facilities Authority Revenue,
                      Covenant Health System, 6.500% due 7/1/17                         4,275,220
                     New Jersey Healthcare Facilities, Financing Authority Revenue:
   455,000 AAA         Hackensack Hospital, 8.750% due 7/1/09 (d)                         549,240
 3,000,000 BBB-        Trinitas Hospital Obligation Group, 7.375% due 7/1/15            3,319,560
 1,000,000 AAA       New York City, NY Health & Hospital Corp. Revenue,
                      Health System, Series A, FSA-Insured, 5.500% due 2/15/19          1,104,970
                     New York City, NY IDA Civic Facility Revenue:
 1,716,000 NR          Community Hospital, Brooklyn, 6.875% due 11/1/10                 1,741,757
 1,090,000 NR          Special Needs Facilities Pooled Project, Series A-1,
                        6.100% due 7/1/12                                               1,118,078
 1,000,000 A3*       New York State Dormitory Authority Revenue,
                      Lenox Hill Hospital Obligated Group, 5.750% due 7/1/17            1,075,750
   750,000 A         Norton, VA IDA Hospital Revenue, Norton Community Hospital,
                      ACA-Insured, 6.000% due 12/1/22                                     808,365
                     Oklahoma Development Financing Authority, Revenue Refunding:
                       Hillcrest Healthcare System, Series A:
 1,500,000 B-           5.750% due 8/15/15 (b)                                          1,178,220
 3,000,000 B-           5.625% due 8/15/19 (b)                                          2,192,070
 2,750,000 AA          St. John's Health System, 5.750% due 2/15/18 (b)                 2,950,090


                      See Notes to Financial Statements.


              8 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

    FACE
   AMOUNT   RATING(a)                 SECURITY                       VALUE
 -----------------------------------------------------------------------------
 Hospitals -- 16.2% (continued)
                      Orange County, FL Health Facilities
                       Authority Revenue:
 $1,835,000 NR         First Mortgage, 8.875% due 7/1/21 (b)      $  1,842,248
  2,000,000 A          Hospital Adventist Health System, 6.250%
                         due 11/15/24 (b)                            2,161,340
    250,000 AAA       Oshkosh, WI Hospital Facility Revenue,
                       Mercy Medical Center, (Call 7/1/07 @
                       100), 7.375% due 7/1/09 (f)                     286,870
                      Pennsylvania State Higher Educational
                       Facilities Authority, Health Services
                       Revenue:
  3,330,000 AAA          Allegheny Delaware Valley Obligation
                          Group, Series A, MBIA-Insured, 5.600%
                          due 11/15/09                               3,844,618
  1,000,000 A            University of Pittsburgh, UPMC Health
                          System, Series A, 6.250% due 1/15/18       1,097,170
    500,000 AAA       Philadelphia, PA Hospitals Authority
                       Revenue, (United Hospitals Inc.
                       Project), (Call 7/1/05 @ 100), 10.875%
                       due 7/1/08 (f)                                  569,990
  1,181,000 AAA       Pima County, AZ Hospital Revenue, Tucson
                       Medical Center, 10.375% due 4/1/07 (d)        1,391,171
    665,000 AAA       Pulaski County, AR Hospital Revenue,
                       Arkansas Children's Hospital, 9.250% due
                       3/1/10 (d)                                      829,208
  1,500,000 AAA       Salt Lake County, UT Hospital Revenue,
                       IHC Health Services Inc., AMBAC-Insured,
                       5.500% due 5/15/13                            1,701,900
    265,000 AAA       San Leandro, CA Hospital Revenue, Vesper
                       Memorial Hospital, 11.500% due 5/1/11 (d)       368,692
    860,000 AAA       Santa Rosa, CA Hospital Revenue, (Santa
                       Rosa Hospital Memorial Project), 10.300%
                       due 3/1/11 (d)                                1,134,159
  1,000,000 BB+       Scranton-Lackawanna, PA Health & Welfare
                       Authority Revenue, (Moses Taylor
                       Hospital Project), 6.050% due 7/1/10            701,380
  1,445,000 AA        Southcentral, PA, General Authority
                       Revenue, Hanover Hospital Inc.,
                       Radian-Insured, 5.500% due 12/1/18            1,583,431
    940,000 AAA       Southeast Texas Hospital Financing
                       Agency, (Memorial Hospital System
                       Project), 8.500% due 12/1/08 (d)              1,113,176
  2,135,000 AAA       St. Joseph County, IN Hospital Authority
                       Facilities Revenue, Memorial Hospital
                       South Bend, 9.400% due 6/1/10 (d)             2,714,354
  1,000,000 A         St. Paul, MN Housing & Redevelopment
                       Authority, Hospital Revenue, (Health
                       East Project), Series B,
                       ACA/CBI-Insured, 5.850% due 11/1/17           1,081,230
  1,210,000 AAA       St. Tammany Parish, LA Hospital Service
                       District No. 2, Hospital Revenue, CONNIE
                       LEE-Insured, 6.250% due 10/1/14               1,289,485
  1,985,000 NR        Suffolk County, NY IDA, Civic Facility
                       Revenue, Eastern Long Island Hospital
                       Association, Series A, 7.750% due 1/1/22      2,010,726
                      Tarrant County, TX Health Facilities
                       Development Corp., Hospital Revenue:
  2,000,000 A            6.625% due 11/15/20                         2,174,000
  4,000,000 AA-          Baylor Health Care System Project,
                          5.750% due 11/15/19                        4,308,280
    115,000 AAA       Tarrant County, TX Hospital Authority
                       Revenue, St. Joseph Hospital Project,
                       8.750% due 2/1/10 (d)                           141,051

                      See Notes to Financial Statements.

              9 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Hospitals -- 16.2% (continued)
$2,000,000 Baa2*     Tomball, TX Hospital Authority Revenue, Tomball Regional
                      Hospital, 5.500% due 7/1/09                                   $  2,150,360
 1,415,000 BBB+      Vermont Educational & Health Buildings Financing Agency
                      Revenue, Developmental & Mental Health, Series A,
                      5.500% due 6/15/12                                               1,465,317
                     Wisconsin State Health & Educational Facilities Authority
                      Revenue:
 1,000,000 A-           Agnesian Health Care Inc., 6.000% due 7/1/17 (b)               1,061,490
 1,500,000 A            Wheaton Franciscan Services Inc., 6.000% due 8/15/15 (b)       1,662,360
------------------------------------------------------------------------------------------------
                                                                                     118,538,786
------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.4%
   710,000 NR        Asheville, NC Housing Development Corp., First Lien Revenue,
                      Ashville Gardens, HUD SECT 8-Insured, (Call 11/1/09 @ 100),
                      10.500% due 5/1/11 (f)                                             912,975
                     Bexar County, TX Housing Finance Corp., Multi-Family Housing
                      Revenue, Series A:
   440,000 A3*          American Opportunity For Housing-Nob Hill Apartments
                         LLC, 6.000% due 6/1/21                                          453,948
   700,000 Aaa*         The Waters At Northern Hills Apartments, MBIA-Insured,
                         5.800% due 8/1/21                                               763,609
 2,000,000 AA+       Dakota County, MN Community Development Agency,
                      5.250% due 1/1/19                                                2,147,820
 2,250,000 AAA       Dekalb County, GA HFA, Multi-Family Housing Revenue,
                      Refunding, (Chimney Trace Project), FNMA-Collateralized,
                      5.625% mandatory tender 5/1/05                                   2,314,215
                     El Paso County, TX Housing Finance Corp., Multi-Family Housing
                      Revenue, Series A:
                        American Village Communities:
 1,250,000 A3*           6.250% due 12/1/20                                            1,298,412
 1,000,000 A3*           6.250% due 12/1/24                                            1,025,820
   415,000 A3*          La Plaza Apartments, 6.700% due 7/1/20                           457,450
 1,000,000 AAA       Grand Prairie, TX Housing Finance Corp., Multi-Family Housing
                      Revenue, (Landings of Carrier Project), Series A,
                      GNMA-Collateralized, 6.750% due 9/20/32                          1,107,610
 1,000,000 AAA       Harrisonburg, VA Redevelopment & Housing Authority,
                      Multi-Family Housing Revenue, (Greens of Salem Run Project),
                      FSA-Insured, 6.000% due 4/1/12 (c)                               1,077,610
   740,000 NR        Maricopa County, AZ IDA, Multi-Family Housing Revenue,
                      Stanford Court Apartments, Series B, 5.750% due 7/1/08             746,949
   910,000 AA        Missouri State, Housing Development Community, Multi-Family
                      Housing Revenue, Series I, 5.500% due 12/1/15                      977,504
   865,000 AAA       Nevada Housing Division, Multi-Unit Housing, Saratoga Palms,
                      FNMA-Collateralized, 6.250% due 10/1/16 (c)                        910,153


                      See Notes to Financial Statements.


             10 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.4% (continued)
$   95,000 A3*       Odessa, TX Housing Development Corp. No. 2, Multi-Family
                      Revenue Refunding, Chaparral Village, Series A,
                      6.375% due 12/1/03                                            $     95,284
   755,000 Aaa*      Panhandle, TX Regional Housing Finance, Series A,
                      GNMA-Collateralized, 6.500% due 7/20/21                            849,284
   675,000 AAA       SCA Tax Exempt Trust, Knox Health Educational & Housing,
                      FSA-Insured, 7.125% due 1/1/30                                     705,389
 2,530,000 B3*       Travis County, TX HFA, Multi-Family Housing Revenue, Agape
                      Austin Housing Inc., (Lakeview Apartments Project), Series A,
                      6.250% due 7/1/22                                                1,946,127
------------------------------------------------------------------------------------------------
                                                                                      17,790,159
------------------------------------------------------------------------------------------------
Housing: Single-Family -- 0.9%
   655,000 AAA       Arkansas Housing Development Agency, Single-Family
                      Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (d)                    802,925
   400,000 AAA       Arkansas State Development Finance Authority, Single-Family
                      Mortgage Revenue, Series A, FNMA/GNMA-Collateralized,
                      6.200% due 7/1/15                                                  417,484
   605,000 AA        Colorado HFA, Single-Family Mortgage Program, Series D-2,
                      Sr. Bonds, 6.900% due 4/1/29 (c)                                   642,425
   925,000 Aaa*      Jefferson Parish, LA Home Mortgage Authority, Single-Family
                      Mortgage Revenue, Series G, FNMA/GNMA-Collateralized,
                      6.300% due 6/1/32 (c)                                              995,633
   230,000 NR        Lafayette, LA Public Trust Financing Authority, Single-Family
                      Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (d)               267,382
                     Massachusetts State HFA, Single-Family Housing Revenue:
 1,165,000 AA          Series 38, 7.200% due 12/1/26 (c)                               1,207,173
 1,160,000 AA          Series 41, 6.300% due 12/1/14                                   1,214,706
   595,000 AA+       Minnesota State HFA Revenue, Single-Family Mortgage,
                      Series H, 6.700% due 1/1/18                                        609,238
   425,000 Aa2*      Oregon State Housing & Community Services Department,
                      Mortgage Revenue, Single-Family Mortgage Program,
                      Series B, 6.875% due 7/1/28                                        427,444
------------------------------------------------------------------------------------------------
                                                                                       6,584,410
------------------------------------------------------------------------------------------------
Industrial Development -- 1.7%
 1,000,000 NR        Alaska Industrial Development & Export Authority Revenue,
                      Williams Lynxs Alaska Cargo Port LLC,
                      8.000% due 5/1/23 (b)(c)                                         1,034,500
 1,000,000 Baa3*     Albany, NY IDA, Civic Facility Revenue Bonds, (Charitable
                      Leadership Project), Series A, 6.000% due 7/1/19 (b)             1,068,350
 2,000,000 NR        Fishhawk Community Development District II Special Assessment
                      Revenue, Series B, 5.000% due 11/1/07                            2,011,560
 2,000,000 A-        Michigan State Strategic Fund Limited, Obligation Revenue,
                      Refunding, (Dow Chemical Project), 4.600% due 6/1/14             2,111,400


                      See Notes to Financial Statements.


             11 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Industrial Development -- 1.7% (continued)
                     Philadelphia, PA Authority for Industrial Development, Series B,
                      FSA-Insured:
$2,000,000 AAA          5.500% due 10/1/15                                            $  2,265,060
 1,000,000 AAA          5.500% due 10/1/19                                               1,108,330
 2,000,000 B2*       Rockbridge County, VA IDA Revenue, Virginia Horse Center
                      Foundation, Series C, 6.850% due 7/15/21                           2,032,220
 1,000,000 NR        Sumter Landing Community Development District Special
                      Assessment Revenue, 6.250% due 5/1/13                              1,007,100
--------------------------------------------------------------------------------------------------
                                                                                        12,638,520
--------------------------------------------------------------------------------------------------
Life Care -- 1.7%
 1,405,000 NR        Berks County Municipal Authority, (Phoebe Berks Village Inc.
                      Project), (Call 5/15/06 @ 102), 7.500% due 5/15/13 (b)(f)          1,600,098
   830,000 B3*       Colorado Health Facilities Authority, Hospital Revenue Bonds,
                      National Benevolent, Series A, 6.125% due 9/1/16                     500,498
   950,000 A2*       Harris County, TX Health Facilities Development Corp., (Memorial
                      Health System Project), (Call 6/1/04 @ 100),
                      7.125% due 6/1/05 (f)                                                986,936
 1,000,000 A-++      Lee's Summit, MO IDA Health Facilities Revenue, John Knox
                      Village, 5.750% due 8/15/11                                        1,102,870
                     Massachusetts State Development Finance Agency Revenue,
                      First Mortgage, (Edgecombe Project):
   585,000 BBB-         Series A, 6.000% due 7/1/11                                        615,607
 1,000,000 BBB-         Series B, 5.750% due 7/1/29                                      1,014,640
 1,405,000 AAA       Massachusetts State Industrial Finance Agency Revenue,
                      University Commons Nursing, Series A, FHA-Insured,
                      6.550% due 8/1/18                                                  1,560,688
 2,000,000 NR        North Manchester IN Revenue, (Peabody Retirement Community
                      Project), Series A, 7.125% due 7/1/22 (b)                          1,982,360
   795,000 NR        Orange County, NY IDA, Civic Facility Revenue Bonds, Arden Hill
                      Life Care Center at Newburgh Inc., 7.000% due 8/1/21                 812,442
 1,750,000 NR        Rainbow City, AL Special Health Care Facilities Financing
                      Authority, Regency Pointe Inc., Series B, 7.250% due 1/1/06        1,768,725
   770,000 AAA       Rio Grande Valley, Health Facilities Development Corp., TX
                      Hospital Revenue, (Valley Baptist Medical Center Project),
                      MBIA-Insured, 6.250% due 8/1/06                                      779,309
--------------------------------------------------------------------------------------------------
                                                                                        12,724,173
--------------------------------------------------------------------------------------------------
Miscellaneous -- 5.1%
 3,000,000 NR        Barona Band of Mission Indians, CA GO, 8.250% due 1/1/20 (b)        3,227,310
 1,170,000 NR        Bonita Springs, FL Vasari Community Development District
                      Revenue, Capital Improvement, Series B,
                      6.200% due 5/1/09 (b)                                              1,195,869
   980,000 NR        Capital Region Community Development, FL Development District
                      Revenue, Capital Improvement, Series B,
                      5.950% due 5/1/06                                                    992,760


                      See Notes to Financial Statements.


             12 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Miscellaneous -- 5.1% (continued)
$2,000,000 NR        Gateway Services Community Development District, FL Special
                      Assessment Revenue, Sun City Center, (Fort Meyers Project),
                      Series B, 5.500% due 5/1/10                                  $  2,001,440
 2,785,000 NR        Greyhawk Landing Community Development District, FL Special
                      Assessment Revenue, Series B, 6.250% due 5/1/09                 2,834,573
 1,000,000 AAA       Holland, MI Area Community Swimming Pool Authority GO,
                      FGIC-Insured, 5.125% due 5/1/19                                 1,038,440
                     Illinois Development Finance Authority Revenue:
 1,435,000 A           Debt Restructure -- East St. Louis, 6.875% due 11/15/05        1,534,388
 2,000,000 Aaa*        Revolving Fund -- Master Trust, 5.500% due 9/1/17              2,226,120
   800,000 AAA       Indiana Bond Bank, Special Program, Series A, AMBAC-Insured,
                      9.750% due 8/1/09 (d)                                             991,848
 1,000,000 Ba2*      Lehigh County, PA General Purpose Authority Revenue, Kids
                      Peace Corp., 5.800% due 11/1/12                                   969,120
 2,030,000 NR        Lexington Oaks Community Development District, FL Special
                      Assessment Revenue, Series B, 5.625% due 5/1/06                 2,053,386
   755,000 NR        Mediterra North Community Development District, FL Capital
                      Improvement Revenue, Series B, 6.000% due 5/1/08                  761,855
   790,000 NR        Panther Trace Community Development District, FL Special
                      Assessment Revenue, Series B, 6.500% due 5/1/09                   801,724
 1,525,000 NR        Parklands West Community Development District, FL Special
                      Assessment Revenue, Series B, 6.000% due 5/1/06                 1,541,196
 2,290,000 NR        Renaissance Community Development District, FL Capital
                      Improvement Revenue, Series B, 6.250% due 5/1/08                2,344,617
 2,780,000 NR        Reunion East Community Development District, FL Special
                      Assessment Revenue, Series B, 5.900% due 11/1/07                2,825,648
 3,900,000 D         Spokane, WA Downtown Foundation Parking Revenue,
                      (River Park Square Project), 5.000% due 8/1/08 (g)              2,106,000
 1,000,000 A         Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08      1,133,570
   220,000 AA        Tucson, AZ COP, Radian-Insured, 6.000% due 7/1/04 (d)              224,752
 1,000,000 NR        Village Community Development District No. 5, FL Special
                      Assessment Revenue, Series B, 5.400% due 5/1/07                 1,011,280
   705,000 NR        Waterlefe Community Development District, FL Capital
                      Improvement Revenue, Series B, 6.250% due 5/1/10                  706,086
 2,985,000 NR        Wenonah Park Properties Inc. Revenue, MI Bay City Hotel,
                      7.875% due 4/1/22                                               3,084,998
 1,000,000 AAA       West View, PA Municipal Authority, 9.500% due 11/15/14 (b)(d)    1,420,220
-----------------------------------------------------------------------------------------------
                                                                                     37,027,200
-----------------------------------------------------------------------------------------------
Pollution Control -- 2.5%
 2,610,000 BBB-      Carbon County, PA IDA, (Panther Creek Partners Project),
                      6.650% due 5/1/10 (b)(c)                                        2,797,868
 5,000,000 Ba3*      Gulf Coast Industrial Development Authority Texas Solid Waste
                      Disposal Revenue, (Citgo Petroleum Corp. Project),
                      7.500% due 5/1/25                                               4,961,400


                      See Notes to Financial Statements.


             13 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Pollution Control -- 2.5% (continued)
$1,500,000 BB+       Nez Perce County, ID PCR, Refunding, Potlatch Corp. Project,
                      6.125% due 12/1/07                                             $  1,520,415
 6,000,000 BBB-      Ohio State, OH Air Quaility Development Authority Revenue,
                      Refunding, Cleveland Pollution Control, Series A,
                      6.000% due 12/1/13 (b)                                            6,218,640
 2,200,000 A-        South Charleston WV PCR, Revenue Refunding Union
                      Carbide-Remarketed 5/1/91, 7.625% due 8/1/05                      2,195,930
 1,000,000 BB+       Warren County, AR Solid Waste Disposal Revenue, Potlatch Corp.
                      Project, 7.000% due 4/1/12                                        1,025,690
-------------------------------------------------------------------------------------------------
                                                                                       18,719,943
-------------------------------------------------------------------------------------------------
Public Facilities -- 5.9%
 1,000,000 BBB-      Austin, TX Convention Enterprises Inc., Convention Center,
                      First Tier, Series A, 6.600% due 1/1/21 (b)                       1,049,070
 3,000,000 NR        Dauphin County, PA General Authority Revenue, Office and
                      Packaging, 5.500% due 1/1/08                                      3,024,540
 1,980,000 AAA       East Point, GA Building Authority Revenue, FSA-Insured,
                      zero coupon due 2/1/20                                              822,334
 1,720,000 AAA       Evansville Vanderburgh Public Library Leasing Corp.,
                      First Mortgage, MBIA-Insured, 5.750% due 7/15/18                  1,945,888
                     Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
 1,790,000 AAA         5.250% due 11/1/13                                               2,006,125
 3,175,000 AAA         5.250% due 11/1/16                                               3,504,311
 1,500,000 Aaa*      Hamilton County, OH Sales Tax Revenue, Series B,
                      AMBAC-Insured, 5.250% due 12/1/18                                 1,609,875
 1,125,000 AAA       Harris County, TX Houston Sports Authority Revenue, Series G,
                      MBIA-Insured, 5.250% due 11/15/16                                 1,228,927
 1,025,000 A+        Kentucky Infrastructure Authority, Series A, 5.250% due 6/1/12     1,144,576
 2,500,000 AAA       Las Vegas New Convention & Visitors Authority Revenue,
                      AMBAC-Insured, 6.000% due 7/1/14                                  2,925,550
 2,200,000 AAA       Longmont Co. Sales & Use Tax Revenue, 5.750% due 11/15/19          2,493,062
 2,000,000 AAA       Memphis-Shelby County, TN Sports Authority Inc. Revenue,
                      (Memphis Arena Project), Series A, 5.500% due 11/1/18             2,247,480
                     Ohio State Building Authority, Series A:
 3,000,000 AA          5.375% due 10/1/14 (b)                                           3,383,400
 3,600,000 AAA         State Facilities-Administration Building Fund, FSA-Insured,
                        5.500% due 10/1/14 (b)                                          4,111,776
                     Oregon State Department Administrative Services Lottery
                      Revenue:
 1,375,000 AAA          Series A, FSA-Insured, 5.500% due 4/1/14                        1,565,809
 3,500,000 AAA          Series B, 5.250% due 4/1/15 (b)                                 3,860,360
 2,000,000 AAA       Pennsylvania State Department of General Services, COP,
                      FSA-Insured, 5.250% due 5/1/16                                    2,188,380
 1,000,000 AAA       Providence, RI Public Building Authority, General Revenue,
                      Series A, MBIA-Insured, 5.375% due 12/15/21                       1,081,460


                      See Notes to Financial Statements.


             14 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                               SECURITY                                  VALUE
------------------------------------------------------------------------------------------------------
Public Facilities -- 5.9% (continued)
$1,750,000 AA+       Virginia State Public Building Authority, Public Facilities Revenue,
                      Series A, 5.750% due 8/1/20                                         $  1,970,238
 1,050,000 AAA       Westmoreland County, PA Municipal Authority,
                      9.125% due 7/1/10 (b)(d)                                               1,232,669
------------------------------------------------------------------------------------------------------
                                                                                            43,395,830
------------------------------------------------------------------------------------------------------
Solid Waste -- 0.4%
 2,585,000 NR        Wasco County, OR Solid Waste Disposal Revenue, (Waste
                      Connections Inc. Project), 7.000% due 3/1/12 (c)                       2,720,506
------------------------------------------------------------------------------------------------------
Tax Allocation -- 3.3%
 5,000,000 AAA       Connecticut State Special Tax Obligation Revenue, Revenue
                      Refunding-Transportation Infrastructure B,
                      5.375% due 10/1/15                                                     5,567,700
 3,000,000 AAA       Denver, CO City & County Excise Tax Revenue, Refunding,
                      Series A, FSA-Insured, 5.500% due 9/1/14                               3,374,010
 2,500,000 AAA       Hamilton County, IN County Optional Income Tax Revenue,
                      FSA-Insured, 5.250% due 1/10/20                                        2,660,725
 2,275,000 AAA       Illinois State Sales Tax Revenue, 5.500% due 6/15/16                    2,547,067
 3,000,000 NR        Midlothian, TX Development Authority Tax, Increment Contract
                      Revenue, 7.875% due 11/15/21                                           3,247,350
 3,000,000 AAA       Pasco County, FL Optional Gas Tax Revenue, Refunding,
                      FGIC-Insured, 5.250% due 8/1/11                                        3,418,290
 3,120,000 Aaa*      Tampa, FL Occupational License Tax, Series A, FGIC-Insured,
                      5.375% due 10/1/14                                                     3,521,825
------------------------------------------------------------------------------------------------------
                                                                                            24,336,967
------------------------------------------------------------------------------------------------------
Tobacco -- 1.7%
                     Alabama 21st Century Authority, Tobacco Settlement Revenue:
 2,330,000 A-          5.750% due 12/1/15 (b)                                                2,231,557
 2,415,000 A-          5.750% due 12/1/17 (b)                                                2,259,329
                     Tobacco Settlement Financing Corp.:
 2,290,000 BBB         NJ, Asset-Backed, 5.500% due 6/1/11                                   2,212,117
 5,000,000 AA-         NY, Asset-Backed, Series A-1, Callable, 5.500% due 6/1/16             5,344,000
------------------------------------------------------------------------------------------------------
                                                                                            12,047,003
------------------------------------------------------------------------------------------------------
Transportation -- 11.5%
 3,000,000 AAA       Allegheny County, PA Port Authority Special Revenue,
                      FGIC-Insured, 5.500% due 3/1/16 (b)                                    3,380,370
 3,040,000 AAA       Birmingham, AL Airport Authority, Airport Revenue,
                      MBIA-Insured, 5.500% due 7/1/16 (b)                                    3,252,040
 2,000,000 A         Bradley International Airport, Series A, ACA-Insured,
                      6.375% due 7/1/12 (c)                                                  2,203,720
 5,450,000 AAA       Butler County, OH Transportation Improvement District, Series A,
                      5.125% due 4/1/17 (b)                                                  5,880,168

                      See Notes to Financial Statements.

             15 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                              SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------
Transportation -- 11.5% (continued)
                     Chicago, IL O'Hare International Airport:
$1,500,000 AAA         Second Lien Passenger Facility, Series B, AMBAC-Insured,
                        5.500% due 1/1/16                                                $  1,639,575
 2,500,000 Ca*         Special Facilities Revenue, (United Airlines Project), Series C,
                        6.300% due 5/1/16 (g)                                                 586,525
                     Connecticut State Special Tax Obligation Revenue, RITES,
                      FSA-Insured:
 2,000,000 AAA          Series A, 9.208% due 10/1/09 (e)                                    2,510,160
 2,000,000 AAA          Series B, 9.208% due 10/1/09 (e)                                    2,454,160
 2,000,000 AAA       Connecticut State Special Tax Obligation Revenue, Transportation
                      Infrastructure, Series A, FSA-Insured, 5.375% due 7/1/16              2,229,220
 6,400,000 B-        Connector 2000 Association Inc., SC Toll Road, Sr. Revenue Bond,
                      Capital Appreciation, Series B, zero coupon due 1/1/16                1,194,432
 3,000,000 CCC       Dallas-Fort Worth, TX International Airport Facility Improvement
                      Corp., Revenue Bonds, American Airlines Inc., Series C,
                      6.150% mandatory tender 11/1/07 (c)                                   1,977,480
 3,440,000 AAA       Delaware River Port Authority, Series A,
                      9.088% due 1/1/10                                                     4,386,000
 1,760,000 Aaa*      Greater Cleveland Regional Transit Authority, Capital
                      Improvement, Series A, 5.625% due 12/1/16                             1,983,467
   260,000 AAA       Houston, TX Airport System Revenue, 9.500% due 7/1/10 (d)                335,689
 3,000,000 NR        Kenton County, KY Airport Board, Special Facilities Revenue,
                      (Mesaba Aviation Inc. Project), Series A, 6.625% due 7/1/19 (c)       2,516,160
 1,480,000 AAA       Louisiana Local Government Environment Facilities and
                      Community Development Authority Revenue, Series A,
                      AMBAC-Insured, (Parking Facilities Corp. Garage Project),
                      5.625% due 10/1/17                                                    1,672,326
 1,140,000 AAA       Massachusetts Rail Connections Inc., Route 128, Parking Garage
                      Revenue, Series A, (Call 7/1/09 @ 102), 6.000% due 7/1/13 (f)         1,376,778
 2,000,000 Aa3*      Massachusetts State Grant Anticipation Notes, Series A,
                      5.750% due 6/15/15                                                    2,311,640
   715,000 AAA       Massachusetts State Port Authority Revenue,
                      13.000% due 7/1/13 (d)                                                1,115,414
 1,000,000 AAA       Memphis-Shelby County, TN Airport Authority, Airport Revenue,
                      Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)                        1,163,420
 4,000,000 AAA       New Jersey State Highway Authority, Garden State Parkway
                      General Revenue, Refunding, FGIC-Insured, 5.500% due 1/1/11           4,626,840
                     New Jersey State Turnpike Authority Revenue:
   725,000 AAA         6.750% due 1/1/09 (d)                                                  809,948
   345,000 AAA         6.000% due 1/1/14 (d)                                                  398,817
                     New Jersey Transportation Trust Fund Authority:
 1,890,000 AAA         Series B, (Call 12/15/11 @ 100), 6.000% due 12/15/19 (f)             2,273,462
                       RITES, MBIA-Insured:
 2,500,000 AAA          5.500% due 6/15/16 (b)                                              2,845,725
 2,500,000 AAA          Series A, 10.136% due 12/15/09 (e)                                  3,514,450
 1,000,000 AAA          Series B, 10.136% due 12/15/09 (e)                                  1,405,780


                      See Notes to Financial Statements.


             16 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT    RATING(a)                            SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Transportation -- 11.5% (continued)
$   500,000 A         Northwest Arkansas Regional Airport Authority Revenue,
                       5.625% due 2/1/16                                              $    544,020
  1,895,000 A         Pendleton County, KY Multi-County Lease Revenue, Associated
                       Counties Leasing Trust, Program A, 6.500% due 3/1/19              1,956,910
                      Philadelphia, PA Parking Authority, Parking Revenue,
                       FSA-Insured:
  2,000,000 AAA          5.625% due 9/1/15                                               2,256,240
  1,500,000 AAA          5.625% due 9/1/19                                               1,661,550
  1,375,000 NR        Pittsburgh, PA Public Parking Authority, Parking Revenue, St.
                       Francis General Hospital, 6.625% due 10/1/12 (b)(d)               1,609,919
 10,000,000 BB        Pocahontas Parkway Association, VA Toll Road, Sr. Revenue
                       Bond, Capital Appreciation, Series B, zero coupon due
                       8/15/19                                                           2,620,900
  2,000,000 AAA       Puerto Rico Highway and Transportation Authority Highway
                       Revenue, Ref Series AA, 5.000% due 7/1/26                         2,242,500
  4,530,000 AAA       South Carolina Transportation Infrastructure Bank Revenue,
                       Series A, 5.000% due 10/1/15                                      4,955,458
  1,000,000 AAA       St. Louis, MO Airport Revenue, Airport Development Program,
                       Series A, MBIA-Insured, 5.625% due 7/1/16                         1,117,120
  1,725,000 AAA       Tulsa, OK Airports Improvement Trust General Revenue, Series A,
                       6.000% due 6/1/14 (c)                                             1,945,300
  2,915,000 AA-       Wisconsin State Transportation Revenue, Series A,
                       5.500% due 7/1/11 (b)                                             3,341,377
--------------------------------------------------------------------------------------------------
                                                                                        84,295,060
--------------------------------------------------------------------------------------------------
Utilities -- 8.8%
     45,000 AAA       Brownsville, TX Utility System Revenue, 9.400% due 1/1/13 (d)         59,494
  4,000,000 BBB       Burlington, KS Environmental Improvement Revenue, Kansas City
                       Power & Light, Refunding, 4.750% due 9/1/15 (b)                   4,227,680
     70,000 AAA       Chillicothe, MO Electric Revenue, AMBAC-Insured,
                       10.250% due 9/1/06 (d)                                               80,335
  1,750,000 AAA       Cleveland, OH Public Power System Revenue, AMBAC-Insured,
                       5.500% due 11/15/15                                               1,988,752
  4,000,000 AAA       Energy Northwest Washingtion Electric Revenue, (Project
                       Number 1), Refunding, Series A, 5.500% due 7/1/14                 4,504,840
    185,000 AAA       Farmington, NM Utilities Systems Revenue, AMBAC-Insured,
                       9.875% due 1/1/08 (d)                                               216,474
  2,500,000 AAA       Georgia Municipal Electric Authority Revenue, (Combustion
                       Turbine Project), Series A, MBIA-Insured,
                       5.250% due 11/1/19                                                2,656,050
    600,000 A         Georgia Municipal Gas Authority Revenue, (Southern Storage
                       Gas Project), 6.300% due 7/1/09                                     632,766
     25,000 AAA       Idaho Falls, ID Electric Revenue, 10.250% due 4/1/06 (d)              28,285


                      See Notes to Financial Statements.


             17 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Utilities -- 8.8% (continued)
$3,000,000 AAA       Indianapolis Local Public Improvement Bond Bank, (Waterworks
                      Project), Series A, 5.500% due 7/1/19                           $  3,336,120
 2,500,000 AAA       Intermountain Power Agency, UT Power Supply Revenue,
                      Refunding, Series B, MBIA-Insured, 5.750% due 7/1/19               2,790,175
                     Jacksonville Beach, FL Utility Revenue:
 2,620,000 AAA         7.900% due 10/1/14 (d)                                            3,316,396
 2,145,000 Aaa*        5.000% due 4/1/18                                                 2,260,036
 7,000,000 AAA       Jefferson County AL Sewer Revenue, Refunding, Series B 8,
                      5.250% due 2/1/16                                                  7,635,600
                     Muscatine, IA Electric Revenue:
   130,000 AAA         9.500% due 1/1/04 (d)                                               132,687
 4,295,000 AAA         9.700% due 1/1/13 (d)                                             5,818,909
                     North Carolina, Eastern Municipal Power Agency, Power System
                      Revenue:
   550,000 A            Series B, ACA/CBI-Insured, 5.650% due 1/1/16                       602,272
 2,000,000 BBB          Series D, 5.500% due 1/1/14                                      2,179,720
                     North Carolina Municipal Power Agency No. 1, Catawba Electric
                      Revenue:
 3,775,000 AAA          10.500% due 1/1/10 (b)(d)(h)                                     4,825,054
 3,000,000 A            Series B, ACA/CBI-Insured, 6.375% due 1/1/13 (b)                 3,372,780
 1,470,000 AA        Orlando, FL Utilities Commission Water & Electric Revenue,
                      Series A, 5.250% due 10/1/13                                       1,639,359
    90,000 AAA       Owensboro, KY Electric, Light & Power Revenue,
                      10.500% due 1/1/04 (d)                                                92,079
                     Philadelphia, PA Gas Works Revenue, Third Series:
 3,240,000 AAA         5.500% due 8/1/19                                                 3,568,244
 1,675,000 AAA         FSA-Insured, 5.500% due 8/1/17                                    1,869,752
                     Provo, UT Electric Revenue:
 1,055,000 AAA         10.125% due 4/1/15 (d)                                            1,497,594
 1,180,000 AAA         MBIA-Insured, 10.125% due 4/1/15 (d)                              1,675,034
    10,000 AAA         Series A, AMBAC-Insured, 10.375% due 9/15/15 (d)                     14,223
 3,000,000 BBB+      York County, VA Industrial Development Authority PCR, Electric &
                      Power Co., Refunding Market, 5.500% due 7/1/09 (b)                 3,214,320
--------------------------------------------------------------------------------------------------
                                                                                        64,235,030
--------------------------------------------------------------------------------------------------
Water and Sewer -- 9.8%
 2,315,000 AAA       Boston, MA Water & Sewer Community Revenue,
                      10.875% due 1/1/09 (b)(h)                                          2,912,849
 5,000,000 AAA       California State Department Water Resources Power Supply
                      Revenue, Series A, AMBAC-Insured, 5.375% due 5/1/18 (b)            5,484,650
 1,285,000 AAA       Charleston, SC Waterworks & Sewer Revenue,
                      10.375% due 1/1/10 (b)(d)                                          1,646,124


                      See Notes to Financial Statements.


             18 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Water and Sewer -- 9.8% (continued)
$2,000,000 AA+       Chicago Metropolitan Water Reclamation District Greater
                      Chicago, Capital Improvement, Series A, 5.500% due 12/1/14    $  2,329,080
 1,480,000 AAA       Denver, CO City & County Wastewater Revenue, FGIC-Insured,
                      5.250% due 11/1/14                                               1,663,979
 2,000,000 AA        Fort Worth, TX Water & Sewer Revenue, 5.625% due 2/15/18          2,238,120
 1,630,000 AAA       Fulton County, GA Water and Sewer Revenue,
                      5.000% due 1/1/16                                                1,757,189
                     Houston, TX Water & Sewer System Revenue, Refunding, Jr. Lien:
 1,000,000 AAA         Series A, FSA-Insured, 5.500% due 12/1/17                       1,122,000
 4,545,000 AAA         Series B, 5.750% due 12/1/16                                    5,153,712
 3,375,000 AAA       Las Vegas Valley, NV Water District, Refunding & Water
                      Improvement, Series A, FGIC-Insured, 5.250% due 6/1/11           3,839,197
 5,350,000 AAA       Los Angeles, CA Water & Power Revenue, Power System,
                      Series AA1, 5.250% due 7/1/19                                    5,747,024
 4,000,000 AAA       Michigan Muni Bond Authority Revenue, Clean Water Revolving
                      Fund, 5.250% due 10/1/16                                         4,416,960
 2,000,000 AAA       Minnesota Public Facilities Authority Water PCR, Series A,
                      5.000% due 3/1/11                                                2,247,020
 1,500,000 Aaa*      Missouri State Environmental Improvement & Energy Resources
                      Authority, Water Pollution State Revolving Funds Programs,
                      Series A, 5.250% due 1/1/16                                      1,660,125
    45,000 BBB-      Nevada, MO Waterworks System Revenue,
                      10.000% due 10/1/07 (d)                                             52,643
                     Ohio State Water Development Authority Revenue:
 7,700,000 AAA         9.375% due 12/1/10 (b)(d)                                       9,396,464
 1,965,000 AAA         Safe Water, Series 3, 9.000% due 12/1/10 (b)(d)                 2,268,239
 3,095,000 Aaa*      Passaic Valley, NJ Sewage Commissioners Sewer System,
                      Series E, AMBAC-Insured, 5.625% due 12/1/17                      3,496,205
   985,000 NR        Port St. Lucie, FL Special Assessment Revenue, Series A,
                      6.375% due 9/1/11                                                1,007,310
   240,000 AAA       Ringwood Boro, NJ Sewage Authority, 9.875% due 1/1/14               320,597
 1,000,000 Aaa*      Spanish Fork City, UT Water Revenue, FSA-Insured,
                      5.500% due 6/1/17                                                1,120,490
   205,000 AAA       Tamarac, FL Water & Sewer Utilities Revenue, AMBAC-Insured,
                      9.250% due 10/1/10 (b)(d)                                          257,615
 3,500,000 AAA       Texas Water Development Board Revenue, Revolving Fund,
                      Sr. Lien, Series B, 5.250% due 7/15/17                           3,766,910
 5,035,000 AAA       Virginia State Resources Authority Clean Water Revenue,
                      Revolving Fund, 5.400% due 10/1/18                               5,551,742
   840,000 AAA       West Coast Regional Water Supply Authority, FL Capital
                      Improvement Revenue, (Hillsborough County Project),
                      AMBAC-Insured, 10.300% due 10/1/04 (d)                             877,313


                      See Notes to Financial Statements.


             19 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                        SECURITY                            VALUE
-----------------------------------------------------------------------------------------
Water and Sewer -- 9.8% (continued)
$1,000,000 AAA       Wichita Falls, TX Water & Sewer Revenue, Priority Lien,
                      AMBAC-Insured, 5.375% due 8/1/19 (b)                   $  1,084,580
-----------------------------------------------------------------------------------------
                                                                               71,418,137
-----------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $705,763,590**)                                $732,354,585
-----------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*), are rated by Moody's Investors Service and those which are identified by a (++) are rated by Fitch Ratings.
(b) All or a portion of this security is segregated for open futures contracts commitments (Note 5).
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e) Inverse floating rate security-coupon varies inversely with level of short-term tax-exempt interest rates.
(f) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g) Security is currently in default.
(h) All or a portion of this security is held as collateral for open futures contracts commitments (Note 5).
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 21 and 22 for definitions of ratings and certain abbreviations.


                      See Notes to Financial Statements.


             20 Smith Barney Muni Funds | 2003 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA       -- Bonds rated "AAA" have the highest rating assigned by Standard &
             Poor's. Capacity to pay interest and repay principal is
             extremely strong.
AA        -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A         -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circum- stances and economic conditions than bonds in higher rated categories.
BBB       -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B and -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as
 CCC         predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of spec- ulation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D         -- Bonds rated "D" are in default, and payment of interest and/or repayment of princi- pal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future.
       Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


            21    Smith Barney Muni Funds | 2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Ratings of "A" and "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
A   -- Bonds rated "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is consid- ered to be strong, but may be more vulnerable to adverse changes in economic con- ditions and circumstances than securities with higher ratings.
BB -- Bonds rated "BB" carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
NR -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

A-1    -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. MIG 1 -- Moody's highest rating for short-term municipal obligations.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)

ABAG   --Association of Bay Area Governments
ACA    --American Capital Access
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BIG    --Bond Investors Guaranty
CBI    --Certificate of Bond Insurance
CGIC   --Capital Guaranty Insurance Company
CONNIE --College Construction Loan Insurance Association
 LEE
COP    --Certificate of Participation
EDA    --Economic Development Authority
FLAIRS --Floating Adjustable Interest Rate Securities
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HFA    --Housing Finance Authority
IBC    --Insured Bond Certificates
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCFA   --Pollution Control Financing Authority
PCR    --Pollution Control Revenue
PSFG   --Permanent School Fund Guaranty
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
VA     --Veterans Administration
VRDN   --Variable Rate Demand Note
VRWE   --Variable Rate Wednesday Demand
--------
*Abbreviations may or may not appear in the schedule of investments.


            22    Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)              SEPTEMBER 30, 2003



ASSETS:
  Investments, at value (Cost -- $705,763,590)                                      $732,354,585
  Cash                                                                                 6,059,023
  Interest receivable                                                                 13,006,050
  Receivable for securities sold                                                       5,591,710
  Receivable for Fund shares sold                                                      3,140,441
------------------------------------------------------------------------------------------------
  Total Assets                                                                       760,151,809
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable to broker -- variation margin                                                2,628,125
  Payable for securities purchased                                                     2,196,400
  Payable for Fund shares reacquired                                                     848,233
  Management fee payable                                                                 305,838
  Distribution plan fees payable                                                          97,112
  Accrued expenses                                                                       202,963
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                    6,278,671
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $753,873,138
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $    114,004
  Capital paid in excess of par value                                                756,338,751
  Undistributed net investment income                                                  1,273,770
  Accumulated net realized loss from investment transactions and futures contracts   (22,752,589)
  Net unrealized appreciation of investments and futures contracts                    18,899,202
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $753,873,138
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             55,297,235
  Class B                                                                                839,158
  Class L                                                                             48,425,111
  Class O                                                                              4,995,219
  Class Y                                                                              4,447,595
Net Asset Value:
  Class A (and redemption price)                                                           $6.61
  Class B (and redemption price)                                                           $6.61
  Class L (and redemption price)                                                           $6.62
  Class O *                                                                                $6.62
  Class Y (and redemption price)                                                           $6.61
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)                        $6.74
  Class O (net asset value plus 1.01% of net asset value per share)                        $6.69
------------------------------------------------------------------------------------------------

*Redemption price is NAV of Class O shares reduced by a 1.00% contingent deferred sales charge if shares are redeemed within one year from purchase payment (See Note 3).


                      See Notes to Financial Statements.


             23 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended September 30, 2003

INVESTMENT INCOME:
  Interest                                                                     $19,636,803
------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 3)                                                        1,869,972
  Distribution plan fees (Note 6)                                                1,575,357
  Registration fees                                                                109,844
  Shareholder servicing fees (Note 6)                                               66,833
  Custody                                                                           64,050
  Shareholder communications (Note 6)                                               46,299
  Audit and legal                                                                   25,437
  Trustees' fees                                                                     4,575
  Other                                                                              7,686
------------------------------------------------------------------------------------------
  Total Expenses                                                                 3,770,053
------------------------------------------------------------------------------------------
Net Investment Income                                                           15,866,750
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                                        (699,732)
   Futures contracts                                                             7,682,231
------------------------------------------------------------------------------------------
  Net Realized Gain                                                              6,982,499
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                          22,950,493
   End of period                                                                18,899,202
------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                       (4,051,291)
------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                    2,931,208
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $18,797,958
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             24 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                      September 30     March 31
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $  15,866,750  $  29,429,701
 Net realized gain (loss)                                6,982,499    (12,436,983)
 Increase (decrease) in net unrealized appreciation     (4,051,291)    24,743,835
----------------------------------------------------------------------------------
 Increase in Net Assets From Operations                 18,797,958     41,736,553
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 2 AND 7):
 Net investment income                                 (14,946,757)   (29,296,012)
 In excess of net investment income                             --     (1,016,197)
----------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                        (14,946,757)   (30,312,209)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                      177,166,208    576,187,125
 Net asset value of shares issued for reinvestment
   of dividends                                          9,190,523     19,053,976
 Cost of shares reacquired                            (171,234,663)  (385,682,504)
----------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions    15,122,068    209,558,597
----------------------------------------------------------------------------------
Increase in Net Assets                                  18,973,269    220,982,941
NET ASSETS:
 Beginning of period                                   734,899,869    513,916,928
----------------------------------------------------------------------------------
 End of period*                                      $ 753,873,138  $ 734,899,869
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:      $1,273,770       $353,777
----------------------------------------------------------------------------------


                      See Notes to Financial Statements.


             25 Smith Barney Muni Funds | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Limited Term Portfolio ("Fund"), a separate diversified investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, New York, Pennsylvania, National, California Money Market, New York Money Market and Massachusetts Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class or on another reasonable basis; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any


            26    Smith Barney Muni Funds | 2003 Semi-Annual Report
other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $27,549 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 2.00% and 1.00% for Class A and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no


            27    Smith Barney Muni Funds | 2003 Semi-Annual Report

CDSC is incurred. There is a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

For the six months ended September 30, 2003, CGM received sales charges of approximately $323,000 and $6,000 on sales of the Fund's Class A and O shares, respectively. In addition, for the six months ended September 30, 2003, CDSCs paid to CGM were approximately:

                               Class A      Class B Class L
                    ---------------------------------------
                    CDSCs      $23,000       $2,000 $1,000
                    ----------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------------------------------------
Purchases                                                        $134,596,738
-----------------------------------------------------------------------------
Sales                                                             119,762,369
-----------------------------------------------------------------------------

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

 -----------------------------------------------------------------------------
 Gross unrealized appreciation                                    $36,073,484
 Gross unrealized depreciation                                     (9,482,489)
 -----------------------------------------------------------------------------
 Net unrealized appreciation                                      $26,590,995
 -----------------------------------------------------------------------------

             28 Smith Barney Muni Funds | 2003 Semi-Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At September 30, 2003, the Fund had the following open futures contracts:

                                     # of                  Basis      Market    Unrealized
To Sell:                           Contracts Expiration    Value      Value        Loss
-------------------------------------------------------------------------------------------
20 Year U.S. Treasury Bond, 6.000%   1,450     12/03    $10,319,918 $2,628,125 $(7,691,793)
-------------------------------------------------------------------------------------------

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, L and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.60% and 0.20%, of the average daily net assets of each class, respectively. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                       Class A  Class B  Class L   Class O
     ---------------------------------------------------------------------
     Rule 12b-1 Distribution Plan Fees $272,909 $15,331 $1,227,243 $59,874
     ---------------------------------------------------------------------

             29 Smith Barney Muni Funds | 2003 Semi-Annual Report

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                  Class A Class B Class L Class O Class Y
       ------------------------------------------------------------------
       Shareholder Servicing Fees $22,692  $183   $38,430 $5,490    $38
       ------------------------------------------------------------------

For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                 Class A Class B Class L Class O Class Y
       -----------------------------------------------------------------
       Shareholder Communication
        Expenses                 $25,620  $183   $16,104 $4,026   $366
       -----------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                                                    Six Months Ended    Year Ended
                                                   September 30, 2003 March 31, 2003+
-------------------------------------------------------------------------------------
Class A
Net investment income                                  $7,776,447       $15,327,148
In excess of net investment income                             --           531,657
------------------------------------------------------------------------------------
Total                                                  $7,776,447       $15,858,805
------------------------------------------------------------------------------------
Class B
Net investment income                                  $   90,937       $    32,778
In excess of net investment income                             --             1,137
------------------------------------------------------------------------------------
Total                                                  $   90,937       $    33,915
------------------------------------------------------------------------------------
Class L
Net investment income                                  $5,970,183       $11,775,543
In excess of net investment income                             --           408,460
------------------------------------------------------------------------------------
Total                                                  $5,970,183       $12,184,003
------------------------------------------------------------------------------------
Class O
Net investment income                                  $  687,823       $ 1,635,483
In excess of net investment income                             --            56,730
------------------------------------------------------------------------------------
Total                                                  $  687,823       $ 1,692,213
------------------------------------------------------------------------------------
Class Y
Net investment income                                  $  421,367       $   525,060
In excess of net investment income                             --            18,213
------------------------------------------------------------------------------------
Total                                                  $  421,367       $   543,273
------------------------------------------------------------------------------------

+For Class B shares, transactions are for the period January 13, 2003
 (inception date) to March 31, 2003.


          30    Smith Barney Muni Funds   |   2003 Semi-Annual Report

8. Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. In addition, Class O shares are available for purchase only by former Class L shareholders.

Transactions in shares of each class were as follows:

                                   Six Months Ended               Year Ended
                                  September 30, 2003            March 31, 2003+
                              --------------------------  --------------------------
                                 Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------
Class A
Shares sold                     7,689,170  $  50,741,255   23,718,817  $ 156,478,803
Shares issued on reinvestment     672,388      4,432,333    1,406,425      9,234,972
Shares reacquired              (8,510,544)   (56,179,418) (13,975,698)   (92,002,465)
-------------------------------------------------------------------------------------
Net Increase (Decrease)          (148,986) $  (1,005,830)  11,149,544  $  73,711,310
-------------------------------------------------------------------------------------
Class B
Shares sold                       297,063  $   1,953,163      618,342  $   4,062,715
Shares issued on reinvestment       9,419         62,100        3,579         23,490
Shares reacquired                 (88,864)      (585,821)        (381)        (2,497)
-------------------------------------------------------------------------------------
Net Increase                      217,618  $   1,429,442      621,540  $   4,083,708
-------------------------------------------------------------------------------------
Class L
Shares sold                    15,616,129  $ 103,429,227   60,113,599  $ 397,113,276
Shares issued on reinvestment     627,539      4,142,695    1,292,221      8,504,172
Shares reacquired             (16,730,515)  (110,439,365) (41,256,559)  (271,618,070)
-------------------------------------------------------------------------------------
Net Increase (Decrease)          (486,847) $  (2,867,443)  20,149,261  $ 133,999,378
-------------------------------------------------------------------------------------
Class O
Shares sold                        82,125  $     542,563      230,774  $   1,523,695
Shares issued on reinvestment      65,870        434,683      166,055      1,091,456
Shares reacquired                (485,943)    (3,206,454)  (1,148,527)    (7,550,836)
-------------------------------------------------------------------------------------
Net Decrease                     (337,948) $  (2,229,208)    (751,698) $  (4,935,685)
-------------------------------------------------------------------------------------
Class Y
Shares sold                     3,092,579  $  20,500,000    2,562,915  $  17,008,636
Shares issued on reinvestment      18,047        118,712       30,210        199,886
Shares reacquired                (124,840)      (823,605)  (2,193,120)   (14,508,636)
-------------------------------------------------------------------------------------
Net Increase                    2,985,786  $  19,795,107      400,005  $   2,699,886
-------------------------------------------------------------------------------------

+ For Class B shares, transactions are for the period January 13, 2003 (inception date) to March 31, 2003.

             31 Smith Barney Muni Funds | 2003 Semi-Annual Report

9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


             32 Smith Barney Muni Funds | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                        2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
----------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                     $6.57      $6.40     $6.51     $6.36     $6.78     $6.76
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/              0.15       0.31      0.34      0.34      0.32      0.32
  Net realized and unrealized
   gain (loss)/(3)/                       0.03       0.17     (0.10)     0.16     (0.42)     0.03
---------------------------------------------------------------------------------------------
Total Income (Loss) From Operations       0.18       0.48      0.24      0.50     (0.10)     0.35
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.14)     (0.30)    (0.35)    (0.35)    (0.32)    (0.33)
  In excess of net investment income        --      (0.01)    (0.00)*      --        --     (0.00)*
---------------------------------------------------------------------------------------------
Total Distributions                      (0.14)     (0.31)    (0.35)    (0.35)    (0.32)    (0.33)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.61      $6.57     $6.40     $6.51     $6.36     $6.78
---------------------------------------------------------------------------------------------
Total Return                              2.78%++    7.64%     3.70%     8.06%    (1.46)%    5.29%
---------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)                 $365       $364      $284      $222      $236      $311
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                           0.73%+     0.75%     0.72%     0.72%     0.75%     0.72%
  Net investment income/(3)/              4.51+      4.64      5.26      5.41      4.97      4.72
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     16%        57%       53%       49%      108%       52%
---------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.24%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


            33    Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares                                                    2003/(1)(2)/ 2003/(2)(3)/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.57        $6.57
----------------------------------------------------------------------------------------
Income From Operations:
 Net investment income                                                0.13         0.05
 Net realized and unrealized gain                                     0.04         0.02
----------------------------------------------------------------------------------------
Total Income From Operations                                          0.17         0.07
----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                               (0.13)       (0.07)
 In excess of net investment income                                     --        (0.00)*
----------------------------------------------------------------------------------------
Total Distributions                                                  (0.13)       (0.07)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $6.61        $6.57
----------------------------------------------------------------------------------------
Total Return++                                                        2.54%        1.07%
----------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                    $5,545       $4,084
----------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses                                                             1.21%        1.31%
 Net investment income                                                4.01         4.14
----------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 16%          57%
----------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period January 13, 2003 (inception date) to March 31, 2003.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


            34    Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class L Shares                                  2003/(1)(2)/ 2003/(2)/ 2002/(2)(3)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $6.58      $6.41       $6.46
-------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                        0.13       0.27        0.08
  Net realized and unrealized gain (loss)/(4)/      0.03       0.17       (0.04)
-------------------------------------------------------------------------------
Total Income From Operations                        0.16       0.44        0.04
-------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.12)     (0.26)      (0.09)
  In excess of net investment income                  --      (0.01)         --
-------------------------------------------------------------------------------
Total Distributions                                (0.12)     (0.27)      (0.09)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                     $6.62      $6.58       $6.41
-------------------------------------------------------------------------------
Total Return                                        2.46%++    6.99%       0.58%++
-------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $320       $322        $184
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                     1.35%+     1.35%       1.32%+
  Net investment income/(4)/                        3.91+      4.02        4.68+
-------------------------------------------------------------------------------
Portfolio Turnover Rate                               16%        57%         53%
-------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period December 19, 2001 (inception date) to March 31, 2002.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the period ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.65%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.45%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

             35 Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class O Shares/(1)/                  2003/(2)(3)/     2003/(3)/  2002/(3)/  2001/(3)/  2000/(3)/  1999/(3)(4)/
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                    $6.58         $6.41        $6.52      $6.37      $6.79       $6.76
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(5)/             0.14          0.29         0.33       0.33       0.31        0.31
  Net realized and unrealized
   gain (loss)/(5)/                      0.03          0.18        (0.11)      0.15      (0.43)       0.03
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.17          0.47         0.22       0.48      (0.12)       0.34
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.13)        (0.29)       (0.33)     (0.33)     (0.30)      (0.31)
  In excess of net investment
   income                                  --         (0.01)       (0.00)*       --         --       (0.00)*
----------------------------------------------------------------------------------------------------------
Total Distributions                     (0.13)        (0.30)       (0.33)     (0.33)     (0.30)      (0.31)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.62         $6.58        $6.41      $6.52      $6.37       $6.79
----------------------------------------------------------------------------------------------------------
Total Return                             2.66%++       7.38%        3.48%      7.82%     (1.69)%      5.04%
----------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)                 $33,047       $35,079      $39,009    $32,157    $33,113     $41,844
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(6)/                          0.97%+        0.98%        0.95%      0.95%      0.98%       0.94%
  Net investment income/(5)/             4.28+         4.42         5.04       5.18       4.74        4.50
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    16%           57%          53%        49%       108%         52%
----------------------------------------------------------------------------------------------------------

(1) On December 19, 2001, Class L shares were renamed Class O shares.
(2) For the six months ended September 30, 2003 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) On June 12, 1998, Class C shares were renamed Class L shares.
(5) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, those amounts would have been $0.32, $0.10 and 5.01% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(6) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.05%.
  * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.


            36    Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares                         2003/(1)(2)/ 2003/(2)/ 2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)(3)/
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                      $6.57       $6.40     $6.51      $6.36      $6.78       $6.82
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/               0.16        0.32      0.36       0.36       0.33        0.12
  Net realized and unrealized
   gain (loss)/(4)/                        0.03        0.17     (0.11)      0.15      (0.42)      (0.02)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        0.19        0.49      0.25       0.51      (0.09)       0.10
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                   (0.15)      (0.31)    (0.36)     (0.36)     (0.33)      (0.14)
  In excess of net investment income         --       (0.01)    (0.00)*       --         --       (0.00)*
------------------------------------------------------------------------------------------------------
Total Distributions                       (0.15)      (0.32)    (0.36)     (0.36)     (0.33)      (0.14)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $6.61       $6.57     $6.40      $6.51      $6.36       $6.78
------------------------------------------------------------------------------------------------------
Total Return                               2.86%++     7.83%     3.89%      8.26%     (1.31)%      1.46%++
------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)                   $29,391      $9,604    $6,797    $12,030    $12,843     $45,408
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                            0.53%+      0.56%     0.55%      0.54%      0.55%       0.53%+
  Net investment income/(4)/               4.93+       4.80      5.47       5.59       5.09        4.65+
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      16%         57%       53%        49%       108%         52%
------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period November 12, 1998 (inception date) to March 31, 1999.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method which requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.44%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70%.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

             37 Smith Barney Muni Funds | 2003 Semi-Annual Report

                                 SMITH BARNEY
                                  MUNI FUNDS



TRUSTEES                   INVESTMENT MANAGER
Lee Abraham                Smith Barney Fund
Allan J. Bloostein          Management LLC
Jane F. Dasher
Donald R. Foley            DISTRIBUTOR
R. Jay Gerken, CFA         Citigroup Global Markets Inc.
 Chairman
Richard E. Hanson, Jr.     CUSTODIAN
Paul Hardin                State Street Bank and
Roderick C. Rasmussen       Trust Company
John P. Toolan
                           TRANSFER AGENT
OFFICERS                   Citicorp Trust Bank, fsb.
R. Jay Gerken, CFA         125 Broad Street, 11th Floor
President and Chief        New York, New York 10004
Executive Officer
                           SUB-TRANSFER AGENT
Andrew B. Shoup*           PFPC Inc.
Senior Vice President and  P.O. Box 9699
Chief Administrative       Providence, Rhode Island
Officer                    02940-9699

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

* As of November 25, 2003.

  Smith Barney Muni Funds



  Limited Term Portfolio
  The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.



  This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- Limited Term Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MUNI FUNDS
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0804 11/03                                                            03-5645

ITEM 2.   CODE OF ETHICS.

          Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not Applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)   Not applicable.

          (b)   Attached hereto.

              Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: December 12, 2003